Cash flows from operating activities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash flow from operating activities:
Income before income taxes	$ 1,782	$ 2,103	$ 4,227	$ 4,146
Adjusted for:
Equity results and other results in associates and joint ventures	(100)	68	(136)	9
Impairment and other results related to non-current assets, net	(16)	132	104	385
Changes in estimates related to the provision of Brumadinho			(1)	49
Changes in estimates related to the provision of de-characterization of dams			(56)	(65)
Depreciation, depletion and amortization	911	780	1,756	1,484
Financial results, net	$ 473	$ (167)	439	(352)
Changes in assets and liabilities:
Accounts receivable			(378)	157
Inventories			(469)	(383)
Suppliers and contractors			464	722
Other assets and liabilities, net			(353)	(756)
Cash generated from operations			$ 5,597	$ 5,396